Dividends on Ordinary Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Dividends on Ordinary Capital

	€ million	€ million	€ million
Dividends on ordinary capital during the year	2017	2016	2015
NV dividends	(2,154)	(1,974)	(1,862)
PLC dividends	(1,762)	(1,626)	(1,542)
	(3,916)	(3,600)	(3,404)